STOCKHOLDERS' EQUITY - Schedule of Employee and Consulting Awards Activity (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Employee Awards [Member]
Class of Warrant or Right [Line Items]
Outstanding, Number of Shares	7,266,420	10,883,780
Outstanding, Weighted-Average Exercise Price per Share	$ 1.03	$ 1.28
Outstanding, Weighted-Average Remaining Contractual Term	5 years 10 months 24 days
Outstanding, Aggregate Intrinsic Value	$ 176,000
Granted	2,084,520
Granted	$ 0.45
Forfeited or expired	(5,701,880)
Forfeited or expired, Weighted-Average Exercise Price per Share	$ 1.29
Exercisable, Number of Shares	5,390,600
Exercisable, Weighted-Average Exercise Price per Share	$ 1.28
Exercisable, Weighted-Average Remaining Contractual Term	5 years 9 months 18 days	5 years 4 months 24 days
Exercisable, Aggregate Intrinsic Value	$ 57,000	$ 61,000
Consulting Awards [Member]
Class of Warrant or Right [Line Items]
Outstanding, Number of Shares		125,000
Outstanding, Weighted-Average Exercise Price per Share		$ 1.79
Granted	10,000
Granted	$ 0.61
Forfeited or expired	(35,000)
Forfeited or expired, Weighted-Average Exercise Price per Share	$ 3.08
Outstanding and exercisable, Number of Shares	100,000
Outstanding and exercisable, Weighted-Average Exercise Price per Share	$ 1.22
Outstanding and exercisable, Weighted-Average Remaining Contractual Term	2 years 2 months 12 days
Exercisable, Aggregate Intrinsic Value	$ 2,390
Warrants with Debt [Member]
Class of Warrant or Right [Line Items]
Outstanding, Number of Shares		8,473,214	5,992,214
Outstanding, Weighted-Average Exercise Price per Share		$ 0.64	$ 2.26
Outstanding, Weighted-Average Remaining Contractual Term		6 months
Outstanding, Aggregate Intrinsic Value		$ 1,169,583
Granted	7,143,011	2,481,000
Granted	$ 0.42	$ 0.98
Exercised, Number of Shares	(1,131,000)
Exercised, Weighted-Average Exercise Price per Share	$ 0.40
Forfeited or expired	(7,064,214)
Forfeited or expired, Weighted-Average Exercise Price per Share	$ 0.63
Outstanding and exercisable, Number of Shares	7,421,011
Outstanding and exercisable, Weighted-Average Exercise Price per Share	$ 0.46
Outstanding and exercisable, Weighted-Average Remaining Contractual Term	2 years
Outstanding and exercisable, Aggregate Intrinsic Value	$ 478,925